Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, ₱ in Millions	Apr. 01, 2021 USD ($)	Apr. 01, 2020 USD ($)	Mar. 01, 2018 USD ($)	Jan. 31, 2017 USD ($)	Mar. 22, 2016 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts | ₱						₱ 281,586		₱ 254,798
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding Amounts				$ 25,000	$ 25,000
Line of credit facility maturity date				Mar. 27, 2024	Mar. 22, 2016
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Service fee	$ 220	$ 100	$ 250
Prepayments (Note 19)							$ 1,540